Note 8 - Long-term Incentive Plan (Detail) (USD $)	12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 Common Class A [Member] The 2009 Long-Term Incentive Plan [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Mar. 31, 2011 Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Feb. 28, 2011 Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Mar. 31, 2010 Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Dec. 31, 2012 Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Dec. 31, 2012 Block One [Member]	Dec. 31, 2012 Block Two [Member]	Dec. 31, 2012 Block Three [Member]	Dec. 31, 2012 Block Four [Member]	Dec. 31, 2012 Block Five [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				1,300,000					1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Description				NQSO's may be granted with an exercise price which is not less than 100% of the fair market value of the Class A Common Stock on the date of grant.Options designated as ISO's shall not be less than 110% of fair market value for employees who are ten percent shareholders and not less than 100% of fair market value for other employees.The Board of Directors may, from time to time in its discretion, grant options to one or more outside directors, subject to such terms and conditions as the Board of Directors may determine, provided that such terms and conditions are not inconsistent with other applicable provisions of the Option Plan.Options shall have a term of no longer than ten years from the date of grant; except that for an option designated as an ISO which is granted to a ten percent shareholder, the option shall have a term no longer than five years.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		280,000				280,000		980,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares)		450,000	[1]		450,000		450,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period (in Shares)		50,000				50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years								5 years
Share Based Payment Award Term									10 years
Allocated Share-based Compensation Expense (in Dollars)	$ 233,000	$ 197,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)	$ 300,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period										2 years 197 days	3 years 197 days	4 years 197 days	5 years 197 days	6 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										6 years 98 days	6 years 281 days	7 years 98 days	7 years 281 days	8 years 98 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate															60.90%	61.70%	61.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															2.06%	2.28%

[1]	450,000 stock options were forfeited in 2011 due to the resignation of Mr. Steven Berry, Chief Executive Officer, effective February 15, 2011